Net Income per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Net Income per Common Share
Net Income per Common Share Attributable to the Owners of QIAGEN N.V.
We present basic and diluted earnings per share. Basic earnings per share is calculated by dividing the net income attributable to the owners of QIAGEN N.V. by the weighted average number of common shares outstanding. Diluted earnings per share reflect the potential dilution that would occur if all “in the money” securities to issue common shares were exercised. The following schedule summarizes the information used to compute earnings per common share:

	Years ended December 31,
(in thousands)	2011	2010	2009
Weighted average number of Common Shares used to compute basic net income per Common Share	233,850	232,635	206,928
Dilutive effect of stock options and restrictive stock units	2,876	2,843	2,717
Dilutive effect of outstanding warrant shares	2,338	5,005	3,967
Weighted average number of Common Shares used to compute diluted net income per Common Share	239,064	240,483	213,612
Outstanding stock options and restrictive stock units having no dilutive effect, not included in above calculation	3,995	2,152	2,627
Outstanding warrants having no dilutive effect, not included in above calculation	23,591	21,462	22,500